Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Operating activities
Net (loss) income for the period	$ (1,004,092)	$ (2,404,644)	$ 2,040,240	$ (2,464,747)	$ 1,036,148	$ (5,593,906)	$ (10,098,893)
Adjustment for items not affecting cash
Depreciation	14,387	57,781	53,357	34,036	63,454	59,479	44,448
Imputed interest	0			27,677	0	0	27,677
Interest expense	(4,701)	23,839	0	0	7,697	(7,459)	179
Share- based compensation expense	158,244	592,130	1,337,573	112,573	1,495,837	1,709,230	273,887
Shares issued for services	70,800	59,500	98,900	0	169,700	0	210,323
Shares to be issued for services	0			0	0	98,900	0
Change in fair value of warrant derivative liability	(870,913)	(2,510,388)	(6,871,597)	0	(7,742,555)	(484,124)	6,387,473
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(1,636,275)	(4,181,782)	(3,341,527)	(2,290,461)	(4,969,719)	(4,217,880)	(3,154,906)
Changes in non-cash working capital items
Accounts receivable		(247,359)	0
Prepaid expenses and other receivables	(43,516)	95,562	(29,798)	420,709	(73,314)	(107,087)	337,451
Due from related parties	(2,891)	532	2,926	0	35	6,432	0
Inventories		(120,894)	(74,069)
Accounts payable	186,153	(718,270)	(275,106)	195,427	112,129	(174,229)	123,654
Accrued liabilities	458,139	(492,047)	0	34,847	183,033	(97,623)	228,840
Customer deposits		28,000	0
Lease payable		(2,303)	0
Deferred revenue		97,615	0
Net cash used in operating activities	(1,038,390)	(5,540,946)	(3,717,574)	(1,639,478)	(4,747,836)	(4,590,387)	(2,464,961)
Investing activities
Acquisition of equipment	(3,032)	(9,827)	(39,811)	(109,316)	(42,863)	(80,195)	(148,136)
Advances	(125,153)			0	(125,153)	0	0
Provision of a loan receivable	(68,750)	0	(307,459)	0	(379,908)	(300,000)	0
Net cash used in investing activities	(196,935)	(9,827)	(347,270)	(109,316)	(547,924)	(380,195)	(148,136)
Financing activity
Proceeds from issuance of shares, net of issue costs	0	0	4,556,818	2,604,453	4,552,409	11,341,397	9,393,441
Repayment of proceeds from loans payable	0			(733,293)	0	0	(733,293)
Proceeds from the exercise of options	0			228,875	0	0	228,875
Repayment of loans from related parties	0			(111,357)	0	0	(111,357)
Provision of convertible loans		483,333	0
Cash acquired on acquisition		266,635	0
Net cash provided by financing activity	0	749,968	4,556,818	1,988,678	4,552,409	11,341,397	8,777,666
Effects of foreign currency exchange rate changes on cash and cash equivalents	0			(33,433)	0	36,334	(42,943)
Net (decrease) increase in cash and cash equivalents for the period	(1,235,325)	(4,800,805)	491,974	206,451	(743,351)	6,407,149	6,121,626
Cash and cash equivalents, beginning of period	6,617,082	5,381,757	6,125,108	3,482	6,125,108	209,933	3,482
Cash and cash equivalents, end of period	5,381,757	580,952	$ 6,617,082	209,933	5,381,757	6,617,082	6,125,108
Supplemental information:
Issuance of shares on conversion of loans	$ 0			$ 239,746	$ 0	$ 500,000	$ 500,000
Assets acquired and liabilities assumed:
Current assets, including cash acquired of $266,635		478,843
Equipment		59,749
Intangible assets and goodwill		27,888,979
Accounts payable		(241,299)
Accrued liabilities		(361,029)
Customer deposits		(86,487)
Demand notes payable		(324,894)
Promissory notes payable		(217,808)
Bionik advance		(1,436,164)
Non-cash consideration		$ 25,759,890